Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Feb. 05, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Company provides the following discussion of the timing of option awards in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. We have adopted a granting policy covering all stock awards (including stock options), both off-cycle (including hire-on) and ongoing annual grants. Under the policy, stock awards are granted by the Compensation and Human Capital Committee, subject to approval by the Board in the case of grants to non-employee directors, and approval by the independent directors of the Board in the case of grants to the Chief Executive Officer. Generally, the granting of stock awards occurs on a pre-determined schedule, as described below. The Compensation and Human Capital Committee has delegated to the Chief
Executive Officer the authority to make "off-cycle grants" to new employees as a result of the acquisition of another company, in situations where we are seeking to attract a senior level hire or recognize an employee for significant achievements or in other special circumstances. In 2025 we made off-cycle grants to new hires, including those who became employees as a result of an acquisition, and to select employees to recognize significant achievements and create retention incentives. Annual limits for off-cycle grants are defined both per individual employee (20,000 shares) and in the aggregate (300,000 shares), with shares issuable in connection with awards other than stock options being counted against such limits as 2.86 shares under our 2011 Long-Term Incentive Plan, as amended or restated from time to time (the "2011 Plan").
The fair market value of Stryker stock used to establish the exercise price of all options is the closing sales price per share as reported for NYSE Composite Transactions for the last trading day prior to the grant date. No stock grant is backdated and the timing of the public release of material information or the grant of any stock award is not established with the intent of unduly benefiting a grantee under a stock award. The Compensation and Human Capital Committee and, with respect to the Chief Executive Officer’s stock awards, the independent directors of the Board, do not take material nonpublic information into account when determining the timing and terms of stock awards. Instead, the timing of grants is in accordance with the compensation cycle described below. Each annual grant and off-cycle grant of equity-based compensation is awarded on a pre-determined date as follows:
•The annual grant of stock awards for employees is generally made on the date of the February meeting of the Board. The annual grant of stock awards for non-employee directors is generally made on the date of the Board meeting that coincides with our annual meeting of shareholders. Any change in the annual grant date for employees or non-employee directors must be made with the prior approval of the Board.
•Off-cycle awards may be granted by the Chief Executive Officer, pursuant to delegated authority from the Compensation and
Human Capital Committee, on or around the first business day of May, August or November following the date of hire or the determination that an award is warranted in other circumstances. Off-cycle awards are reported to the Compensation and
Human Capital Committee and the Board at their next regular meetings.
The stock awards to our NEOs have historically included performance stock units, stock options, and occasionally, restricted stock units. Where permissible by law, we require U.S. employees who receive stock awards to sign a version of the Company's confidentiality, non-competition and non-solicitation agreement. The terms and conditions of our stock awards include recoupment provisions that are applicable in the event of a violation of the non-compete agreement to which each of our NEOs has agreed.
The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant of stock awards and the release of information that could be expected to affect such grant’s value is generally precluded by the granting policy and pre-determined schedule, using the methodology described above.
The information in the table below is provided in accordance with Item 402(x)(2) of Regulation S-K regarding the grant of stock options in 2025 within four business days before, or within one business day after, the filing of a report on Forms 10-K, 10-Q, or 8-K disclosing material nonpublic information. The stock options included in the table were granted on February 5, 2025 as part of the annual grant of stock awards, which occurred within four business days of the Form 8-K that was filed on February 10, 2025 that disclosed the details of a public debt offering.

Name	Grant Date	Number of Securities Underlying Award (#)	Exercise Price ($/sh)	Grant Date Fair Value ($)
Percentage Change in the Closing Market Price of
the Securities Underlying the Award Between the
Trading Day Ending Immediately Prior to the
Disclosure of Material Nonpublic Information and the
Trading Day Beginning Immediately Following the
Disclosure of Material Nonpublic Information

Kevin A. Lobo	2/5/2025	48,936	392.39	6,920,781	(0.2)%
Preston W. Wells	2/5/2025	9,176	392.39	1,297,717	(0.2)%
Spencer S. Stiles	2/5/2025	13,458	392.39	1,903,300	(0.2)%
J. Andrew Pierce	2/5/2025	13,458	392.39	1,903,300	(0.2)%
Viju S. Menon	2/5/2025	8,258	392.39	1,167,889	(0.2)%

Award Timing Method	The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant of stock awards and the release of information that could be expected to affect such grant’s value is generally precluded by the granting policy and pre-determined schedule, using the methodology described above.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. Any coordination between a grant of stock awards and the release of information that could be expected to affect such grant’s value is generally precluded by the granting policy and pre-determined schedule, using the methodology described above.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	The information in the table below is provided in accordance with Item 402(x)(2) of Regulation S-K regarding the grant of stock options in 2025 within four business days before, or within one business day after, the filing of a report on Forms 10-K, 10-Q, or 8-K disclosing material nonpublic information. The stock options included in the table were granted on February 5, 2025 as part of the annual grant of stock awards, which occurred within four business days of the Form 8-K that was filed on February 10, 2025 that disclosed the details of a public debt offering.

Name	Grant Date	Number of Securities Underlying Award (#)	Exercise Price ($/sh)	Grant Date Fair Value ($)
Percentage Change in the Closing Market Price of
the Securities Underlying the Award Between the
Trading Day Ending Immediately Prior to the
Disclosure of Material Nonpublic Information and the
Trading Day Beginning Immediately Following the
Disclosure of Material Nonpublic Information

Kevin A. Lobo	2/5/2025	48,936	392.39	6,920,781	(0.2)%
Preston W. Wells	2/5/2025	9,176	392.39	1,297,717	(0.2)%
Spencer S. Stiles	2/5/2025	13,458	392.39	1,903,300	(0.2)%
J. Andrew Pierce	2/5/2025	13,458	392.39	1,903,300	(0.2)%
Viju S. Menon	2/5/2025	8,258	392.39	1,167,889	(0.2)%

Lobo [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin A. Lobo
Underlying Securities | shares		48,936
Exercise Price | $ / shares		$ 392.39
Fair Value as of Grant Date | $		$ 6,920,781
Underlying Security Market Price Change		(0.002)
Wells [Member]
Awards Close in Time to MNPI Disclosures
Name		Preston W. Wells
Underlying Securities | shares		9,176
Exercise Price | $ / shares		$ 392.39
Fair Value as of Grant Date | $		$ 1,297,717
Underlying Security Market Price Change		(0.002)
Stiles [Member]
Awards Close in Time to MNPI Disclosures
Name		Spencer S. Stiles
Underlying Securities | shares		13,458
Exercise Price | $ / shares		$ 392.39
Fair Value as of Grant Date | $		$ 1,903,300
Underlying Security Market Price Change		(0.002)
Pierce [Member]
Awards Close in Time to MNPI Disclosures
Name		J. Andrew Pierce
Underlying Securities | shares		13,458
Exercise Price | $ / shares		$ 392.39
Fair Value as of Grant Date | $		$ 1,903,300
Underlying Security Market Price Change		(0.002)
Menon [Member]
Awards Close in Time to MNPI Disclosures
Name		Viju S. Menon
Underlying Securities | shares		8,258
Exercise Price | $ / shares		$ 392.39
Fair Value as of Grant Date | $		$ 1,167,889
Underlying Security Market Price Change		(0.002)